P R O S P E C T U S



                                                                    SMITH BARNEY
                                                                      Investment
                                                                           Grade
                                                                            Bond
                                                                            Fund

                                                            APRIL 29, 1996,

                                                   as amended JUNE 20, 1996

                                                   PROSPECTUS BEGINS ON PAGE ONE


LOGO  Smith Barney Mutual Funds
      Investing for your future.
      Every day.

Smith Barney
Investment Grade Bond Fund

PROSPECTUS                       APRIL 29, 1996, AS AMENDED JUNE 20, 1996

388 Greenwich Street
New York, New York 10013
(212) 723-9218

 Smith Barney Investment Grade Bond Fund (the "Fund") has an investment objec-tive of high current income consistent with prudent investment management and preservation of capital by investing in bonds and other income-producing secu-rities.

 The Fund is one of a number of funds, each having distinct investment objec-tives and policies, making up Smith Barney Investment Funds Inc. (the "Compa-ny"). The Company is an open-end management investment company commonly referred to as a mutual fund.

 This Prospectus briefly sets forth certain information about the Fund and the Company, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and to retain it for future reference. Shares of other funds offered by the Company are described in separate Prospectuses that may be obtained by calling the Company at the telephone number set forth above or by contacting a Smith Barney Finan-cial Consultant.

 Additional information about the Fund and the Company is contained in a Statement of Additional Information dated April 29, 1996, as amended or sup-plemented from time to time, that is available upon request and without charge by calling or writing the Company at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange Commis-sion (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Smith Barney
Investment Grade Bond Fund

TABLE OF CONTENTS

PROSPECTUS SUMMARY                             3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                          10
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES  15
-------------------------------------------------
VALUATION OF SHARES                           20
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES            21
-------------------------------------------------
PURCHASE OF SHARES                            23
-------------------------------------------------
EXCHANGE PRIVILEGE                            34
-------------------------------------------------
REDEMPTION OF SHARES                          38
-------------------------------------------------
MINIMUM ACCOUNT SIZE                          41
-------------------------------------------------
PERFORMANCE                                   42
-------------------------------------------------
MANAGEMENT OF THE COMPANY AND THE FUND        43
-------------------------------------------------
DISTRIBUTOR                                   44
-------------------------------------------------
ADDITIONAL INFORMATION                        45
-------------------------------------------------

--------------------------------------------------------------------------------

  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the distributor. This Prospectus does not constitute an offer by the Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in any such jurisdiction.
--------------------------------------------------------------------------------

Smith Barney
Investment Grade Bond Fund

PROSPECTUS SUMMARY

  The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospec-tus. See the "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified management invest-ment company that seeks to provide as high a level of current income as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the Fund will invest at least 65% of its assets in bonds. See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $5,000,000. See "Purchase of Shares" and "Redemption of Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 4.50% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary--Reduced or No Initial Sales Charge."

  Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and by 1.00% each year thereafter to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.50% of the average daily net assets of this Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

  Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject

Smith Barney
Investment Grade Bond Fund

PROSPECTUS SUMMARY (CONTINUED)

to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares--Deferred Sales Charge Alternatives."

  Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.45% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. This CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Class C shares, which when combined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

  In deciding which class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

Smith Barney
Investment Grade Bond Fund

PROSPECTUS SUMMARY (CONTINUED)


  Finally, investors should consider the effect of the CDSC period and any con-version rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks.

  Investors investing a minimum of $5,000,000 must purchase Class Y shares, which are not subject to any initial sales charge, CDSC or service or distribu-tion fee. The maximum purchase amount for Class A shares is $4,999,999, Class B shares is $249,999 and Class C shares is $499,999. There is no maximum purchase amount for Class Y shares.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share pur-chases, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 aggregate investment may be met by adding the purchase to the net asset value of all Class A shares held in funds sponsored by Smith Barney Inc. ("Smith Barney") listed under "Exchange Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongo-ing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

  Smith Barney Financial Consultants may receive different compensation for selling each Class of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

  See "Purchase of Shares" and "Management of the Company and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

Smith Barney
Investment Grade Bond Fund

PROSPECTUS SUMMARY (CONTINUED)


SMITH BARNEY 401(K) PROGRAM Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan spon-sors in the creation and operations of retirement plans under Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans (collec-tively, "Participating Plans"). Class A, Class B, Class C and Class Y shares are available as investment alternatives for Participating Plans. See "Purchase of Shares--Smith Barney 401(k) Program."

PURCHASE OF SHARES Shares may be purchased through the Fund's distributor, Smith Barney, a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. Direct purchases by certain retirement plans may be made through the Fund's transfer agent, First Data Investing Services Group, Inc. ("FDISG"), formerly known as The Shareholder Service Group, Inc. See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retire-ment Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirement for all Classes is $25. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirement for all Classes through the Systematic Investment Plan described below is $50. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares in an amount of at least $50. See "Pur-chase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Re-demption of Shares."

Smith Barney
Investment Grade Bond Fund

PROSPECTUS SUMMARY (CONTINUED)

MANAGEMENT OF THE FUND Smith Barney Mutual Funds Management Inc. ("SBMFM") serves as the Fund's investment adviser and administrator. SBMFM provides investment advisory and management services to investment companies affiliated with Smith Barney. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Company and the Fund.

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same class of certain other funds of the Smith Barney Mutual Funds at the respec-tive net asset values next determined, plus any applicable sales charge dif-ferential. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Smith Barney Financial Consultants. See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are declared daily and paid monthly. Distributions of net realized long- and short-term capital gains, if any, are declared and paid annually after the end of the fiscal year in which they are earned. See "Dividends, Distributions and Tax-es."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and dis-tribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distribution and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS The Company is designed for long-term investors and not for investors who intend to liquidate their investment after a short period. Neither the Company as a whole nor any particular fund in the Company, including the Fund, constitutes a balanced investment plan. There can be no assurance that the Fund will achieve its investment objective. The Fund does not have a stated maturity policy, but will generally invest in medium- to long-term securities, which are generally more sensitive to inter

Smith Barney
Investment Grade Bond Fund

PROSPECTUS SUMMARY (CONTINUED)

est rate changes, market conditions and other economic news than shorter-term securities. The Fund may employ investment techniques which involve certain risks, including entering into repurchase agreements and reverse repurchase agreements, lending portfolio securities, selling securities short and invest-ing in foreign securities through the use of American Depositary Receipts. See "Investment Objective and Management Policies--Additional Investments."

THE FUND'S EXPENSES The following expense table lists the costs and expenses that an investor will incur either directly or indirectly as a shareholder of the Fund, based upon the maximum sales charge and maximum CDSC that may be incurred at the time of purchase or redemption and, unless otherwise noted, the Fund's operating expenses for its most recent fiscal year:


                                               CLASS A CLASS B CLASS C CLASS Y
------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
      (as a percentage of offering price)       4.50%   None    None    None
    Maximum CDSC (as a percentage of original
      cost or redemption proceeds, whichever
      is lower)                                 None*   4.50%   1.00%   None
------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
      (AS A PERCENTAGE OF AVERAGE NET ASSETS)
    Management fees                             0.65%   0.65%   0.65%   0.65%
    12b-1 fees**                                0.25    0.75    0.70    None
    Other expenses***                           0.21    0.21    0.21    0.21
------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES                 1.11%   1.61%   1.56%   0.86%

-------------------------------------------------------------------------------
   *Purchase of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge, equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.
  **Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
 ***For Class Y shares, "Other expenses" have been estimated based on expenses incurred by Class A shares because there were no Class Y shares outstanding during the fiscal year ended December 31, 1995.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed upon purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) Program. See "Purchase of Shares" and "Redemption of Shares."

Smith Barney
Investment Grade Bond Fund

PROSPECTUS SUMMARY (CONTINUED)

Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives, with respect to Class B shares, an annual 12b-1 fee of 0.75% of the value of aver-age daily net assets of that Class, consisting of a 0.50% distribution fee and a 0.25% service fee. For Class C shares, Smith Barney receives an annual 12b-1 fee of 0.70% of the value of average daily net assets of the Class, consisting of a 0.45% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

  EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Company and the Fund."

  EXAMPLE                                     1 YEAR 3 YEARS 5 YEARS 10 YEARS*
------------------------------------------------------------------------------
  An investor would pay the following
  expenses on a $1,000 investment, assuming
  (1) 5.00% annual return and (2) redemption
  at the end of each time period:
    Class A..................................  $56     $79    $103     $174
    Class B..................................   61      81      98      178
    Class C..................................   26      49      85      186
    Class Y..................................    9      27      48      106
  An investor would pay the following
  expenses on the same investment, assuming
  the same annual return and no redemption:
    Class A..................................  $56     $79    $103     $174
    Class B..................................   16      51      88      178
    Class C..................................   16      49      85      186
    Class Y..................................    9      27      48      106
------------------------------------------------------------------------------

 * Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESEN-TATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Smith Barney
Investment Grade Bond Fund

FINANCIAL HIGHLIGHTS

The following information for the fiscal year ended December 31, 1995 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated December 31, 1995. The following information for the fiscal years ended December 31, 1988 through December 31, 1994 has been audited by other auditors. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference into the Statement of Additional Information. No information is presented for Class Y shares because there were no Class Y shares outstanding for the peri-ods shown.

FOR A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                          1995(1)   1994(1)   1993(1)  1992(2)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR         $10.67    $13.01    $11.89  $11.67
--------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income                       0.83      0.74      0.88    0.14
 Net realized and unrealized gain (loss)     2.80     (1.88)     1.27    0.23
--------------------------------------------------------------------------------
Total Income (Loss) From Operations          3.63     (1.14)     2.15    0.37
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                      (0.89)    (0.86)    (0.88)  (0.14)
 Overdistribution of net investment
 income                                        --        --     (0.01)     --
 Net realized gains                         (0.16)    (0.31)    (0.14)     --
 Capital                                       --     (0.03)       --   (0.01)
--------------------------------------------------------------------------------
Total Distributions                         (1.05)    (1.20)    (1.03)  (0.15)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $13.25    $10.67    $13.01  $11.89
--------------------------------------------------------------------------------
TOTAL RETURN++                              35.29%    (8.95)%   18.45%   3.25%++
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)           $226,373  $181,334   $10,136    $933
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses(3)                                 1.11%     1.11%     1.11%   1.03%+
 Net investment income                       7.02      7.35      6.67    7.53+
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                        49%       18%       65%     47%
--------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since use of the undistributed method does not accord with results of operations.
(2) For the period from November 6, 1992 (inception data) to December 31,
    1992.
(3) For the year ended December 31, 1992, the expense ratio excludes interest expense. The expense ratio including interest expense would have been 1.04% (annualized).
  ++Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.
 ++ Total return represents the aggregate total return for the period indicated and does not reflect any applicable sales charges.

                       (This page intentionally left blank)

Smith Barney
Investment Grade Bond Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A CLASS B SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                               1995(1)   1994(1)    1993(1)    1992       1991
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
OF YEAR                       $  10.67  $  13.01   $  11.89  $  11.80   $  10.43
---------------------------------------------------------------------------------
INCOME (LOSS) FROM
OPERATIONS:
 Net investment income            0.77      0.82       0.80      0.83       0.86
 Net realized and unrealized
 gain (loss)                      2.80     (2.02)      1.29      0.12       1.38
---------------------------------------------------------------------------------
Total Income (Loss) From
Operations                        3.57     (1.20)      2.09      0.95       2.24
---------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income           (0.83)    (0.80)     (0.82)    (0.83)     (0.87)
 Overdistribution of
 investment net income              --        --      (0.01)       --         --
 Net realized gains              (0.16)    (0.31)     (0.14)       --         --
 Capital                            --     (0.03)        --     (0.03)        --
---------------------------------------------------------------------------------
Total Distributions              (0.99)    (1.14)     (0.97)    (0.86)     (0.87)
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR  $  13.25  $  10.67   $  13.01  $  11.89   $  11.80
---------------------------------------------------------------------------------
TOTAL RETURN++                   34.63%    (9.41)%    18.06%     8.36%     22.50%
---------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
(000S)                        $288,533  $221,120   $476,088  $431,783   $413,878
---------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS:
 Expenses                         1.61%     1.57%      1.58%     1.57%*     1.53%
 Net investment income            6.51      6.89       6.20      6.99       7.90
---------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE             49%       18%        65%       47%        82%
---------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since use of the undistributed method does not accord with results of operations.
 ++Total return represents the aggregate total return for the period indicated
   and does not reflect any applicable sales charges.
 * For the year ended December 31, 1992, the expense ratio excludes interest expense. The expense ratio including interest expense was 1.58%.
 ** Annualized expense ratio before waiver of fees by the distributor for the years ended December 31, 1989 and 1988 were 1.66% and 1.57%, respectively. *** Net investment income before waiver of fees by the distributor would have been $0.86 and $0.87 for the years ended December 31, 1989 and 1988, respectively.

Smith Barney
Investment Grade Bond Fund

FINANCIAL HIGHLIGHTS (CONTINUED)



  1990           1989                  1988                    1987                 1986
-----------------------------------------------------------------------------------------
  $11.01         $10.33                $10.55                $12.91               $12.00
-----------------------------------------------------------------------------------------
    0.86           0.87***               0.90***               0.89                 1.10
   (0.57)          0.68                 (0.24)                (1.24)                1.16
-----------------------------------------------------------------------------------------
    0.29           1.55                  0.66                 (0.35)                2.26
-----------------------------------------------------------------------------------------
   (0.87)         (0.87)                (0.88)                (1.12)               (1.10)
      --             --                    --                    --                   --
      --             --                    --                 (0.89)               (0.25)
      --             --                    --                    --                   --
-----------------------------------------------------------------------------------------
   (0.87)         (0.87)                (0.88)                (2.01)               (1.35)
-----------------------------------------------------------------------------------------
  $10.43         $11.01                $10.33                $10.55               $12.91
-----------------------------------------------------------------------------------------
    2.98%         15.57%                 6.43%                (2.83)%              19.54%
-----------------------------------------------------------------------------------------
$405,779       $483,382              $532,794              $705,561             $421,011
-----------------------------------------------------------------------------------------
    1.58%          1.63%**               1.22%**               1.62%                1.62%
    8.20           8.07                  8.74                  7.96                 7.74
-----------------------------------------------------------------------------------------
      59%           118%                   72%                   79%                 211%
-----------------------------------------------------------------------------------------

Smith Barney
Investment Grade Bond Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A CLASS C SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                           1995(1)  1994(1)   1993(1)(2)
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR         $10.67   $13.01      $12.56
-------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income                       0.78     0.75        0.63
 Net realized and unrealized gain (loss)     2.80    (1.95)       0.65
-------------------------------------------------------------------------
Total income (Loss) From Operations          3.58    (1.20)       1.28
-------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                      (0.83)   (0.80)      (0.68)
 Overdistribution of net investment income     --       --       (0.01)
 Net realized gains                         (0.16)   (0.31)      (0.14)
 Capital                                       --    (0.03)         --
-------------------------------------------------------------------------
Total Distributions                         (0.99)   (1.14)      (0.83)
-------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $13.26   $10.57      $13.01
-------------------------------------------------------------------------
TOTAL RETURN++                              34.74%   (9.41)%     10.38%++
-------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)             $3,769     $999        $208
-------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                    1.56%    1.57%       1.61%+
 Net investment income                       6.55     6.89        6.17+
-------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                        49%      18%         65%
-------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since use of the undistributed method does not accord with results of operations.
(2) For the period from February 26, 1993 (inception date) to December 31,
    1993.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.
++ Total return represents the aggregate total return for the period indicated and does not reflect any applicable sales changes.

Smith Barney
Investment Grade Bond Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

  Set forth below is a description of the investment objective and policies of the Fund. There can be no assurance that the Fund will achieve its investment objective. Certain instruments and techniques discussed in this summary are described in greater detail in this Prospectus under "Additional Investments" and in the Statement of Additional Information. A description of the rating systems of Moody's Investors Services Inc. ("Moody's") and Standard & Poors Corporation ("S&P") is contained in the Appendix to the Statement of Addi-tional Information.

  The Statement of Additional Information contains specific investment restrictions which govern the Fund's investments. These restrictions and the Fund's investment objective are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the Fund. Except for the objective and those restrictions specifically identified as fundamen-tal, all investment policies and practices described in this Prospectus and in the Statement of Additional Information are non-fundamental, so that the Board of Directors may change them without shareholder approval. The fundamental restrictions applicable to the Fund include a prohibition on (a) purchasing a security if, as a result, more than 5% of the assets of the Fund would be invested in the securities of the issuer (with certain exceptions) or the Fund would own more than 10% of the outstanding voting securities of the issuer,
(b) investing more than 10% of the Fund's total assets in "illiquid" securi-ties (which includes repurchase agreements with more than seven days to matu-rity), and (c) investing more than 25% of the Fund's total assets in the secu-rities of issuers in a particular industry (with exceptions for securities guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities") and certain money market instruments).

  The Fund's investment objective is to provide as high a level of current income as is consistent with prudent investment management and preservation of capital. The Fund seeks to achieve its objective by investing primarily in fixed income securities that are of a higher credit quality and present a lower risk of principal loss at maturity. Such securities are typically con-sidered "investment grade" quality, i.e. securities having a rating within one of the four highest rating categories of their class. The Fund will invest primarily in the following securities: corporate bonds rated Baa or better by Moody's or BBB or better by S&P; U.S. government securities; commercial paper issued by domestic corporations and rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P, or,

Smith Barney
Investment Grade Bond Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

if not rated, issued by a corporation having an outstanding debt issue rated Aa or better by Moody's or AA or better by S&P; negotiable bank certificates of deposit and bankers' acceptances issued by domestic banks (but not their for-eign branches) having total assets in excess of $1 billion; and high-yielding common stocks and warrants. Obligations rated in the lowest of the top four rating categories (Baa by Moody's or BBB by S&P) may have speculative charac-teristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments, including a greater possibility of default or bankruptcy of the issuer, than is the case with higher grade bonds. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for the purchase by the Fund. In addition, it is possible that Moody's and S&P might not timely change their ratings of a particular issue to reflect subsequent events. None of these events will require the sale of the securities by the Fund, although SBMFM will consider these events in determining whether the Fund should continue to hold the securities. To the extent that the ratings given by Moody's or S&P for securities may change as a result of changes in the rating systems or due to a corporate reorganization of Moody's and/or S&P, the Fund will attempt to use comparable ratings as stan-dards for its investments in accordance with the investment objective and poli-cies of the Fund.

  The Fund's portfolio will be managed by purchasing and selling securities, as well as holding selected securities to maturity. In managing the Fund's portfo-lio, SBMFM analyzes the business and credit qualities of a particular issuer as well as the economy in general to identify and monitor trends and to identify fixed-income securities with characteristics most likely to meet the Fund's objective. This process requires ongoing adjustments to the portfolio based on the relative values or maturities of individual debt securities or changes in the creditworthiness or overall investment merits of an issue.

  Any such change in the Fund's portfolio may result in increases or decreases in the Fund's current income available for distribution to shareholders. If the Fund's expectations of changes in interest rates or its evaluation of the nor-mal yield relationships between securities prove to be incorrect, the Fund's income, net asset value and potential capital gain may be reduced or its poten-tial capital loss may be increased. An increase in interest rates will gener-ally reduce the value of portfolio investments (and, therefore, the net asset value of the shares

Smith Barney
Investment Grade Bond Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

of the Fund), and a decline in interest rates will generally increase their value. The average weighted maturity of a bond fund can be used to measure the fund's sensitivity to interest rate movements. The longer the Fund's average weighted maturity, the more sensitive the net asset value is to interest rate changes. The Fund has no stated maturity policy, but generally invests inmedium- to long-term securities. At times, the Fund's portfolio may have an average weighted maturity exceeding 25 years which would result in the Fund's net asset value being extremely sensitive to interest rate movements. Since all investments, including securities with a higher credit quality, have inherent market risks and fluctuations in value due to changing economic con-ditions and other factors, the Fund, of course, cannot assure that its invest-ment objective will be achieved.

  The Fund may enter into repurchase agreements, reverse repurchase agree-ments, firm commitment agreements, "short sales against the box" and may lend its portfolio securities. Except when in a temporary defensive investment position, the Fund intends to maintain at least 65% of its assets invested in bonds.

  In making purchases of securities consistent with the above policies, the Fund will be subject to the applicable restrictions referred to under "Invest-ment Restrictions" in the Statement of Additional Information.

 ADDITIONAL INVESTMENTS

  U.S. Government Securities. U.S. government securities are obligations of, or are guaranteed by, the United States government, its agencies or instrumen-talities. These include bills, certificates of indebtedness, and notes and bonds issued by the United States Treasury or by agencies or instrumentalities of the United States government. Some U.S. government securities, such as U.S. Treasury bills and bonds, are supported by the full faith and credit of the United States Treasury; others are supported by the right of the issuer to borrow from the United States Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the United States government to purchase the agency's obligations; still oth-ers, such as those of the Student Loan Marketing Association and the Federal Home Loan Mortgage Corporation ("FHLMC") are supported only by the credit of the instrumentality. Mortgage participation certificates issued by the FHLMC generally represent ownership interests in a pool of fixed-rate conventional mortgages. Timely payment of principal and interest on these certificates is guaranteed solely by the issuer of the certificates. Other investments will include Gov-

Smith Barney
Investment Grade Bond Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

ernment National Mortgage Association Certificates ("GNMA Certificates"), which are mortgage-backed securities representing part ownership of a pool of mort-gage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the United States government. While the United States government guarantees the payment of principal and interest on GNMA Cer-tificates, the market value of the securities is not guaranteed and will fluc-tuate.

  Repurchase Agreements. The Fund may enter into repurchase agreement transac-tions on U.S. government securities with banks which are the issuers of instru-ments acceptable for purchase by the Fund and with certain dealers on the Fed-eral Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obliga-tion for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obliga-tion at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including interest. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercis-ing its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. SBMFM, acting under the supervision of the Board of Directors, review on an ongoing basis the creditworthiness and the value of the collateral of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

  Reverse Repurchase Agreements. A reverse repurchase agreement involves the sale of a money market instrument by the Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segre-gated account consisting of U.S. government securities or cash or cash equiva-lents to cover its obligations under reverse repurchase agreements with broker-dealers (but not banks). The Fund will invest the proceeds in other money mar-ket instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Under the Investment Com-

Smith Barney
Investment Grade Bond Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

pany Act of 1940, as amended (the "1940 Act"), reverse repurchase agreements may be considered borrowings by the seller; accordingly, the Fund will limit its investments in reverse repurchase agreements and other borrowings to no more than 33 1/3% of its total assets.

  Firm Commitment Agreements and When-Issued Purchases. Firm commitment agree-ments and when-issued purchases call for the purchase of securities at an agreed-upon price on a specified future date, and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated. The Fund as purchaser assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. The Fund will not use such transactions for leveraging purposes, and accordingly will segregate U.S. gov-ernment securities, cash or cash equivalents in an amount sufficient to meet its purchase obligations under the agreement.

  Loans of Portfolio Securities. The Fund may lend its portfolio securities provided: (a) the loan is secured continuously by collateral consisting of U.S. government securities, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (b) the Fund may at any time call the loan and obtain the return of the securities loaned; (c) the Fund will receive any interest or dividends paid on the loaned securities; and (d) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. The risks in lending portfolio securities, as with other extensions of secured credit, consists of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by SBMFM to be in good standing and will not be made unless, in the judgement of SBMFM, the consideration to be earned from such loans would justify the risk.

  Short Sales. The Fund may sell securities short "against the box." While a short sale is the sale of a security the Fund does not own, it is "against the box" if at all times when the short position is open, the Fund owns an equal amount of the securities or securities convertible into, or exchangeable with-out further consideration for, securities of the same issue as the securities sold short. Short sales "against the box" are used to defer recognition of capital gains or losses.

Smith Barney
Investment Grade Bond Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

  American Depositary Receipts. The Fund may purchase American Depositary Receipts ("ADRs"), which are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States.

 PORTFOLIO TRANSACTIONS AND TURNOVER

  SBMFM arranges for the purchase and sale of the Fund's securities and selects broker-dealers (including Smith Barney) which, in its best judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. SBMFM may select broker-dealers which provide it with research services and may cause the Fund to pay such broker-dealers commissions which exceed those other broker-dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services.

  For reporting purposes, the Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fis-cal year by the monthly average of the value of the Fund's securities, with money market instruments with less than one year to maturity excluded. A 100% portfolio turnover rate would occur, for example, if all included securities were replaced once during the year. The Fund's portfolio turnover rates for each of the past fiscal years are set forth under "Financial Highlights."

VALUATION OF SHARES


  The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by total number of shares of the Class outstanding.

  A security that is primarily traded on a United States or foreign stock exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. In cases where securi-ties are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Fund securities which are primarily traded on foreign

Smith Barney
Investment Grade Bond Fund

VALUATION OF SHARES (CONTINUED)

exchanges may be valued with the assistance of a pricing service and are gen-erally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Directors. Unlisted foreign securi-ties are valued at the mean between the last available bid and offer price prior to the time of valuation. U.S. over-the-counter securities will be val-ued on the basis of the bid price at the close of business on each day. Secu-rities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors. Notwithstanding the above, bonds and other fixed income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Directors. Any assets or liabilities initially expressed in terms of foreign currencies will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

  The Fund will be treated separately from the Company's other funds in deter-mining the amount of dividends from net investment income and distributions of capital gains payable to shareholders.

  The Fund declares dividends daily consisting of estimated daily net invest-ment income, and pays dividends monthly. Any net realized long-term capital gains, after utilization of capital loss carryforwards, will be distributed at least annually. Net realized short-term capital gains may be paid with the distribution of dividends from net investment income.

  If a shareholder does not otherwise instruct, dividends and capital gains will be reinvested automatically in additional shares of the same Class at net asset value subject to no sales charge or CDSC. In order to avoid the applica-tion of a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make an additional distribu-tion shortly before December 31 in each year of any undistributed ordinary income or capi-

Smith Barney
Investment Grade Bond Fund

DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)

tal gains and expects to pay any other dividends and distributions necessary to avoid the application of this tax.

  If, for any full fiscal year, the Fund's total distributions exceed current and accumulated earnings and profits, the excess distributions may be treated as a taxable dividend or as a tax-free return of capital (up to the amount of the shareholder's tax basis in his or her shares). The amount treated as a tax-free return of capital will reduce a shareholder's adjusted basis in his or her shares. Pursuant to the requirements of the 1940 Act and other applicable laws, a notice will accompany any distribution paid from sources other then net investment income. In the event the Fund distributes amounts in excess of its net investment income and net realized capital gains, such distributions may have the effect of decreasing the Fund's total assets, which may increase the Fund's expense ratio.

  The per share dividends and distributions on Class B and Class C shares may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

 TAXES

  The Fund will be treated as a separate taxpayer with the result that, for Federal tax purposes, the amount of investment income and capital gains earned will be determined on a fund-by-fund basis, rather than on a Company-wide basis. The Fund has qualified and intends to continue to qualify as a "regu-lated investment company" under the Code. In any taxable year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses), the Fund (but not its shareholders) generally will be relieved of Federal income tax on the investment company taxable income and net realized capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, distributed to shareholders. In order to qualify as a regulated invest-ment company, the Fund will be required to meet various Code requirements.

Smith Barney
Investment Grade Bond Fund

DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)

  Distributions of any investment company taxable income are taxable to share-holders as ordinary income. Distributions of any net capital gains designated by the Fund as capital gains dividends are taxable to shareholders as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund.

  Dividends (including capital gains dividends) declared by the Fund in Octo-ber, November or December of any calendar year to shareholders of record on a date in such a month will be deemed to have been received by shareholders on December 31 of that calendar year, provided that the dividend is actually paid by the Fund during January of the following calendar year.

  Upon the disposition of shares of the Fund (whether by redemption, sale or exchange), a shareholder generally will realize a taxable gain or loss. Such gain or loss generally will be a capital gain or loss if the shares are capi-tal assets in the shareholder's hands, and generally will be long-term or short-term depending upon the shareholder's holding period for the shares. Any loss realized by a shareholder on disposition of Fund shares held by the shareholder for six months or less will be treated as long-term capital loss to the extent of any distributions of capital gains dividends received by the shareholder with respect to such shares.

  Shareholders will be notified annually about the amounts of dividends and distributions, including the amounts (if any) for that year which have been designated as capital gains dividends. Dividends and distributions, and gains realized upon a disposition of Fund shares, may also be subject to state, local or foreign taxes depending on each shareholder's particular situation. Dividends, if any, consisting of interest from U.S. government securities may be exempt from all state and local income taxes. Investors should consult their tax advisors for specific information on the tax consequences of partic-ular types of distributions.

PURCHASE OF SHARES


 GENERAL

  The Fund offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemp-

Smith Barney
Investment Grade Bond Fund

PURCHASE OF SHARES (CONTINUED)

tions. Class Y shares are sold without an initial sales charge or a CDSC and are available only to investors investing a minimum of $5,000,000 (except for purchases of Class Y shares by Smith Barney Concert Series, Inc., for which there is no minimum purchase amount). See "Prospectus Summary -- Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

  Shares may be purchased through a brokerage account maintained with Smith Barney. Shares may also be purchased through an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional invest-ors, may purchase shares directly through FDISG. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. No maintenance fee will be charged by the Fund in connection with a brokerage account through which an investor purchases or holds shares.

  Investors in Class A, Class B and Class C shares may open an account by mak-ing an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan in the Fund. Investors in Class Y shares may open an account by making an initial investment of $5,000,000. Sub-sequent investments of at least $50 may be made for all Classes. For partici-pants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes in the Fund is $25. For the Fund's Systematic Investment Plan, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors of the Company and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Company's transfer agent, FDISG. Share certificates are issued only upon a shareholder's written request to FDISG.

  Purchase orders received by Smith Barney prior to the close of regular trad-ing on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day. Orders received by dealers or Introducing Brokers prior to the close of regular trad-ing on the NYSE on

Smith Barney
Investment Grade Bond Fund

PURCHASE OF SHARES (CONTINUED)

any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by Smith Barney prior to Smith Barney's close of business (the "trade date"). For shares purchased through Smith Barney or an Introducing Broker purchasing through Smith Barney, payment for Fund shares is due on the third business day after the trade date. In all other cases, payment must be made with the pur-chase order.

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or FDISG is authorized through preau-thorized transfers of $50 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or FDISG. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional informa-tion is available from the Fund or a Smith Barney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

  The sales charge applicable to purchases of Class A shares of the Fund are as follows:

                                                                     DEALERS
      AMOUNT OF         SALES CHARGE AS     SALES CHARGE AS      REALLOWANCE AS
      INVESTMENT      % OF OFFERING PRICE % OF AMOUNT INVESTED % OF OFFERING PRICE
----------------------------------------------------------------------------------
  Less than $25,000          4.50%               4.71%                4.05%
  $25,000--$49,999           4.00%               4.17%                3.60%
  $50,000--$99,999           3.50%               3.63%                3.15%
  $100,000--$249,999         2.50%               2.56%                2.25%
  $250,000--$499,999         1.50%               1.52%                1.35%
  $500,000 and over            *                   *                    *
----------------------------------------------------------------------------------

* Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge, equal or exceed $500,000 in the aggregate, will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made

Smith Barney
Investment Grade Bond Fund

PURCHASE OF SHARES (CONTINUED)

 within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

  The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust estate or single fiduciary account. The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares held in funds sponsored by Smith Barney that are offered with a sales charge listed under "Exchange Privileges."

 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Directors, Trustees and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds; the immediate families of such persons; and to a pension, prof-it-sharing or other benefit plan for such persons and (ii) employees of mem-bers of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consul-tant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) shareholders who have redeemed Class A shares in the Fund (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge equal to or greater than the maximum sales charge of the Fund) and who wish

Smith Barney
Investment Grade Bond Fund

PURCHASE OF SHARES (CONTINUED)

to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; and (e) accounts managed by registered investment advisory subsidiaries of Travelers. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

 RIGHT OF ACCUMULATION

  Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney, which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient informa-tion at the time of purchase to permit verification that the purchase quali-fies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares pur-chased thereafter.

 GROUP PURCHASES

  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative -- Class A Shares," and will be based upon the aggregate sales of Class A shares of the Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for pay-roll deductions, IRAs or investments pursuant to retirement plans under Sec-tions 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses.

Smith Barney
Investment Grade Bond Fund

PURCHASE OF SHARES (CONTINUED)

An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform crite-ria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discre-tion of Smith Barney.

 LETTER OF INTENT

  Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes pur-chases of all Class A shares of the Fund and other funds of the Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previ-ously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sale charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please con-tact a Smith Barney Financial Consultant or FDISG to obtain a Letter of Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors

Smith Barney
Investment Grade Bond Fund

PURCHASE OF SHARES (CONTINUED)

must make an initial minimum purchase of $1,000,000 in Class Y shares of the Fund and agree to purchase a total of $5,000,000 of Class Y shares of the same Fund within six months from the date of the Letter. If a total investment of $5,000,000 is not made within the six-month period, all Class Y shares pur-chased to date will be transferred to Class A shares, where they will be sub-ject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. Please contact a Smith Barney Financial Consultant or FDISG for further information.

 DEFERRED SALES CHARGE ALTERNATIVES

  "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b) Class C shares; and (c) Class A shares, which when combined with Class A shares offered with a sales charge currently held by an investor, equal or exceed $500,000 in the aggregate.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gains distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more that 12 months after their purchase.

  Class C shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of purchases by Participating Plans, as described below. See "Purchase of Shares--Smith Barney 401(k) Program."

Smith Barney
Investment Grade Bond Fund

PURCHASE OF SHARES (CONTINUED)


      YEAR
      SINCE
      PURCHASE
      PAYMENT
      WAS MADE   CDSC
----------------------
      First      4.50%
      Second     4.00%
      Third      3.00%
      Fourth     2.00%
      Fifth      1.00%
      Sixth      0.00%
      Seventh    0.00%
      Eighth     0.00%
----------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such pro-portion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of Class B shares (other than Class B Dividend Shares) owned by the sharehold-er. Shareholders who held Class B shares of Smith Barney Shearson Short-Term World Income Fund (the "Short-Term World Income Fund") on July 15, 1994 and who subsequently exchange those shares for Class B shares of the Fund will be offered the opportunity to exchange all such Class B shares for Class A shares of the Fund four years after the date on which those shares were deemed to have been purchased. Holders of such Class B shares will be notified of the pending exchange in writing approximately 30 days before the fourth anniversary of the purchase date and, unless the exchange has been rejected in writing, the exchange will occur on or about the fourth anniversary date. See "Prospectus Summary--Alternative Purchase Arrangements--Class B Shares Conversion Feature."

  The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other applicable Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount real-ized on redemption. The amount of any CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-

Smith Barney
Investment Grade Bond Fund

PURCHASE OF SHARES (CONTINUED)

tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC

  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) au-tomatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan" (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemption of shares, made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares in connection with a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by FDISG in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(k) PROGRAM

  Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and opera-tion of retirement plans under Section 401(a) of the Code. To the extent appli-cable,

Smith Barney
Investment Grade Bond Fund

PURCHASE OF SHARES (CONTINUED)

the same terms and conditions are offered to all Participating Plans in the Smith Barney 401(k) Program.

  The Fund offers to Participating Plans Class A, Class B, Class C and Class Y shares as investment alternatives under the Smith Barney 401(k) Program. Class A, Class B and Class C shares acquired through the Smith Barney 401(k) Program are subject to the same service and/or distribution fees as, but different sales charge and CDSC schedules than, the Class A, Class B and Class C shares acquired by other investors. Similar to those available to other investors, Class Y shares acquired through the Smith Barney 401(k) Program are not sub-ject to any initial sales charge, CDSC or service or distribution fee. Once a Participating Plan has made an initial investment in the fund, all of its sub-sequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of the Fund are offered without any initial sales charge to any Participating Plan that purchases from $500,000 to $4,999,999 of Class A shares of one or more funds of the Smith Barney Mutual Funds. Class A shares acquired through the Smith Barney 401(k) Program after November 7, 1994 are subject to a CDSC of 1.00% of redemption proceeds, if the Participating Plan terminates within four years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

  Class B Shares. Class B shares of the Fund are offered to any Participating Plan that purchases less than $250,000 of one or more funds of the Smith Bar-ney Mutual Funds. Class B shares acquired through the Smith Barney 401(k) Pro-gram are subject to a CDSC of 3.00% of redemption proceeds, if the Participat-ing Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

  Eight years after the date the Participating Plan enrolled in the Smith Bar-ney 401(k) Program, it will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Fund. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anni-versary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participating Plan elects not to exchange all of its Class B shares at

Smith Barney
Investment Grade Bond Fund

PURCHASE OF SHARES (CONTINUED)

that time each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares--Deferred Sales Charge Alternatives."

  Class C Shares. Class C shares of the Fund are offered to any Participating Plan that purchases from $250,000 to $499,999 of one or more funds of the Smith Barney Mutual Funds. Class C shares acquired through the Smith Barney 401(k) Program after November 7, 1994 will be subject to a CDSC of 1.00% of redemption proceeds, if the Participating Plan terminates within four years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program if its total Class C holdings equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year, and unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March. Once the exchange has occurred, a Participating Plan will not be eligible to acquire Class C shares of the Fund but instead may acquire Class A shares of the Fund. Class C shares not converted will continue to be subject to the dis-tribution fee.

  Class Y Shares. Class Y shares of the Fund are offered without any service or distribution fees, sales charge or CDSC to any Participating Plan that pur-chases $5,000,000 or more of Class Y shares of one or more funds of the Smith Barney Mutual Funds.

  No CDSC is imposed on redemptions of CDSC Shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gains dis-tributions, plus (a) with respect to Class A and Class C shares, the current net asset value of such shares purchased more than one year prior to redemption and, with respect to Class B shares, the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus (b) with respect to Class A and Class C shares, increases in the net asset value of the shareholder's Class A or Class C shares above the purchase payments made during the preceding year and, with respect to Class B shares, increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies

Smith Barney
Investment Grade Bond Fund

PURCHASE OF SHARES (CONTINUED)

to a Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

  The CDSC will be waived on redemptions of CDSC Shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a) the retirement of an employee in the Participating Plan; (b) the termina-tion of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the Par-ticipating Plan to an employee.

  Participating Plans wishing to acquire shares of the Fund through the Smith Barney 401(k) Program must purchase such shares directly from FDISG. For fur-ther information regarding the Smith Barney 401(k) Program, investors should contact a Smith Barney Financial Consultant.

EXCHANGE PRIVILEGE


  Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the fol-lowing funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchange of Class A, Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made and a sales charge differential may apply.

 FUND NAME

 Growth Funds
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Fundamental Value Fund Inc.
    Smith Barney Growth Opportunity Fund
    Smith Barney Managed Growth Fund

Smith Barney
Investment Grade Bond Fund

EXCHANGE PRIVILEGE (CONTINUED)

    Smith Barney Natural Resources Fund Inc.
    Smith Barney Special Equities Fund

 Growth and Income Funds
    Smith Barney Convertible Fund
    Smith Barney Funds, Inc.--Equity Income Portfolio
    Smith Barney Growth and Income Fund
    Smith Barney Premium Total Return Fund
    Smith Barney Strategic Investors Fund
    Smith Barney Utilities Fund

 Taxable Fixed--Income Funds
    **Smith Barney Adjustable Rate Government Income Fund
    Smith Barney Diversified Strategic Income Fund
    *Smith Barney Funds, Inc.--Income Return Account Portfolio
    +++Smith Barney Funds, Inc.--Short-Term U.S. Treasury Securities
    Portfolio
    Smith Barney Funds, Inc.--U.S. Government Securities Portfolio Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Managed Governments Fund, Inc.

 Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
    *Smith Barney Intermediate Maturity California Municipals Fund *Smith Barney Intermediate Maturity New York Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund
    *Smith Barney Muni Funds--Florida Limited Term Portfolio
    Smith Barney Muni Funds--Florida Portfolio
    Smith Barney Muni Funds--Georgia Portfolio
    *Smith Barney Muni Funds--Limited Term Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--Ohio Portfolio
    Smith Barney Muni Funds--Pennsylvania Portfolio
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund
    Smith Barney Tax-Exempt Income Fund

Smith Barney
Investment Grade Bond Fund

EXCHANGE PRIVILEGE (CONTINUED)


 International Funds
    Smith Barney World Funds, Inc.--Emerging Markets Portfolio
    Smith Barney World Funds, Inc.--European Portfolio
    Smith Barney World Funds, Inc.--Global Government Bond Portfolio Smith Barney World Funds, Inc.--International Balanced Portfolio Smith Barney World Funds, Inc.--International Equity Portfolio Smith Barney World Funds, Inc.--Pacific Portfolio

 Smith Barney Concert Series Inc.
    Smith Barney Concert Series Inc.--High Growth Portfolio Smith Barney Concert Series Inc.--Growth Portfolio
    Smith Barney Concert Series Inc.--Balanced Portfolio Smith Barney Concert Series Inc.--Conservative Portfolio Smith Barney Concert Series Inc.--Income Portfolio

 Money Market Funds
    **Smith Barney Exchange Reserve Fund
    ++Smith Barney Money Funds, Inc.--Cash Portfolio
    ++Smith Barney Money Funds, Inc.--Government Portfolio
    ***Smith Barney Money Funds, Inc.--Retirement Portfolio
    +++Smith Barney Muni Funds--California Money Market Portfolio
    +++Smith Barney Muni Funds--New York Money Market Portfolio
    +++Smith Barney Municipal Money Market Fund, Inc.
-------------------------------------------------------------------------------
  * Available for exchange with Class A, Class C and Class Y shares of the
    Fund.
 ** Available for exchange with Class A, Class B and Class Y shares of the
    Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.
*** Available for exchange with Class A shares of the Fund.
  + Available for exchange with Class B and Class C shares of the Fund.
 ++ Available for exchange with Class A and Class Y shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.
+++ Available for exchange with Class A and Class Y shares of the Fund.

  Class A Exchanges. Class A shares of the Smith Barney Mutual Funds sold without a sales charge or with a maximum sales charge of less than the maximum charged by other Smith Barney Mutual Funds will be subject to the appropriate "sales charge differential" upon the exchange of such shares for Class A shares of a fund sold with a higher sales charge. The "sales charge differen-tial" is limited to a percentage rate no greater than the excess of the sales charge rate

Smith Barney
Investment Grade Bond Fund

EXCHANGE PRIVILEGE (CONTINUED)

applicable to purchases of shares of the mutual fund being acquired in the exchange over the sales charge rate(s) actually paid on the mutual fund shares relinquished in the exchange and on any predecessor of those shares. For pur-poses of the exchange privilege, shares obtained through automatic reinvest-ment of dividends and capital gains distributions, are treated as having paid the same sales charges applicable to the shares on which the dividends or dis-tributions were paid; however, except in the case of the Smith Barney 401(k) Program, if no sales charge was imposed upon the initial purchase of shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.

  Class B Exchanges. In the event a Class B shareholder (unless such share-holder was a Class B shareholder of the Short-Term World Income Fund on July 15, 1994) wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

  Class Y Exchanges. Class Y shareholders of the Fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. SBMFM may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, SBMFM will notify Smith Barney and Smith Barney may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determina-tion, Smith Barney will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which posi-

Smith Barney
Investment Grade Bond Fund

EXCHANGE PRIVILEGE (CONTINUED)

tion the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares, Telephone Redemption and Exchange Program".

  Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privi-leges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES

  The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one Class, any request for redemp-tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the Investment Company Act of 1940 as amended ("1940 Act"), in extraordi-nary circumstances. Generally, if the redemption proceeds are remitted to a Smith

Smith Barney
Investment Grade Bond Fund

REDEMPTION OF SHARES (CONTINUED)

Barney brokerage account, these funds will not be invested for the sharehold-er's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares pur-chased by check, other than a certified or official bank check, will be remit-ted upon clearance of the check, with may take up to ten days or more.

  Shares other than those hold by Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

   Smith Barney Investment Grade Bond Fund Class A, B, C, or Y (please specify) c/o First Data Investor Services Group, Inc. P.O. Box 9134 Boston, Massachusetts 02205-9134

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to FDISG together with the redemption request. Any signature appearing on a written redemption request in excess of $2,000, share certificate or stock power must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan Institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemp-tion request is made in any 10-day period or the redemption proceeds are sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an Investor's address of record. FDISG may require additional supporting documents for redemptions made by corpora-tions, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until FDISG receives all required docu-ments in proper form.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect

Smith Barney
Investment Grade Bond Fund

REDEMPTION OF SHARES (CONTINUED)

to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the share-holder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

  Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact FDISG at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guaran-tee that will be provided by FDISG upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling FDISG at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each

Smith Barney
Investment Grade Bond Fund

REDEMPTION OF SHARES (CONTINUED)

wire redemption. Such changes, if any, will be assessed against the sharehold-er's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the share-holder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling FDISG at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.

  Additional Information regarding Telephone Redemption and Exchange
Program. Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded. The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time follow-ing at least seven (7) days' prior notice to shareholders.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in this Fund, however, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the mini-mum to avoid automatic redemption.

Smith Barney
Investment Grade Bond Fund

PERFORMANCE

 YIELD

  From time to time, the Fund may advertise its 30 day "yield" for each Class of Shares. The yield of a Class refers to the income generated by an invest-ment in such Class over the 30 day period identified in the advertisement, and is computed by dividing the net investment income per share earned by the Class during the period by the net asset value per share on the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one year period and is compounded semi-annual-ly. The annualized income is then shown as a percentage of the net asset val-ue.

 TOTAL RETURN

  From time to time, the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class C and Class Y shares of the Fund. These figures are based on histori-cal earnings and are not intended to indicate future performance. Total return is computed for a specific period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfo-lio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such perfor-mance informa-

Smith Barney
Investment Grade Bond Fund

PERFORMANCE (CONTINUED)

tion may include data from Lipper Analytical Services, Inc. or similar indepen-dent services that monitor the performance of mutual funds or other industry publications.

MANAGEMENT OF THE COMPANY AND THE FUND


 BOARD OF DIRECTORS

  Overall responsibility for management and supervision of the Fund rests with the Company's Board of Directors. The Directors approve all significant agree-ments between the Company and the Fund and companies that furnish services to the Fund, including agreements with the Fund's distributor, investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator. The Statement of Additional Information contains general and background information regarding each Director and executive officer of the Company.

 INVESTMENT ADVISER--SBMFM

  SBMFM, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser. SBMFM (through predecessor entities) has been in the investment counseling business since 1940. SBMFM renders investment advice to investment companies that had aggregate assets under management as of Janu-ary 31, 1996 in excess of $74 billion.

  Subject to the supervision and direction of the Fund's Board of Directors, SBMFM manages the Fund's portfolio in accordance with the Fund's stated invest-ment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio man-agers, and securities analysts who provide research services to the Fund. Under an investment advisory agreement, the Fund pays SBMFM a monthly fee at the annual rate of 0.45% of the value of the Fund's average daily net assets up to $500 million and 0.42% of the value of average daily net assets thereafter. For the fiscal year ended December 31, 1995, SBMFM was paid investment advisory fees equal to 0.45% of the value of the Fund's average daily net assets.

Smith Barney
Investment Grade Bond Fund

MANAGEMENT OF THE COMPANY AND THE FUND (CONTINUED)

 PORTFOLIO MANAGEMENT

  George E. Mueller, Jr., Managing Director of SBMFM, has served as the Investment Officer of the Fund since January 1, 1985, and manages the day-to-day operations of the Fund, including making all investment decisions.

  Management's discussion and analysis and additional performance information regarding the Fund during the fiscal year ended December 31, 1995 is included in the Annual Report dated December 31, 1995. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Con-sultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

 ADMINISTRATOR--SBMFM

  SBMFM also serves as the Fund's administrator and oversees all aspects of the Fund's administration. For administration services rendered to the Fund, the Fund paid an administration fee at the annual rate of 0.20% of the value of the Fund's average daily net assets.

DISTRIBUTOR


  Smith Barney is located at 388 Greenwich Street, New York, New York 10013. Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A, Class B and Class C shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective Class. Smith Barney is also paid a distribution fee with respect to Class B and Class C shares at the annual rate of 0.50% and 0.45%, respectively, of the average daily net assets attributable to those Classes. Class B shares which automati-cally convert to Class A shares eight years after the date of original pur-chase will not longer be subject to distribution fees. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising

Smith Barney
Investment Grade Bond Fund

DISTRIBUTOR (CONTINUED)

expenses; the cost of printing and mailing prospectuses to potential invest-ors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utili-ty, communications and sales promotion expenses.

  The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

  Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney, and the pay-ments may exceed distribution expenses actually incurred. The Company's Board of Directors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in doing so will consider all relevant fac-tors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION


  The Company was organized as a Maryland corporation pursuant to Articles of Incorporation dated September 29, 1981, as amended from time to time.

  The Fund offers shares of common stock currently classified into four Classes, A, B, C and Y, with a par value of $.001 per share. Each Class of shares has the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes of shares of the Fund. The Directors, on an ongoing

Smith Barney
Investment Grade Bond Fund

ADDITIONAL INFORMATION (CONTINUED)

basis, will consider whether any such conflict exists and, if so, take appro-priate action.

  PNC Bank, located at 17th & Chestnut Streets, Philadelphia, PA 19103, serves as custodian of the Company's investments.

  FDISG, located at Exchange Place, Boston, Massachusetts 02109, serves as the Company's transfer agent.

  The Company does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any pur-pose upon written request of shareholders holding at least 10% of the Company's outstanding shares and the Company will assist shareholders in call-ing such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, a shareholders of each Class will have one vote for each full share owned and a proportionate fractional vote for any fractional share held of that Class. Generally, shares of the Company will be voted on a Compa-ny-wide basis on all matters except matters affecting only the interests of one Fund or one Class of shares.

  The Fund sends each of its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Company plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Company also plans to consolidate the mailing of its Prospectuses so that a shareholder having mul-tiple accounts (i.e., individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Smith Barney Financial Consultants or FDISG.

                      (This page intentionally left blank)

                                                                   SMITH BARNEY
                                                                   ------------
                                               A Member of Travelers Group[ART]

                                                                   SMITH BARNEY
                                                                     INVESTMENT
                                                                     GRADE BOND

                                                                      FUND

                                                           388 Greenwich Street
                                                       New York, New York 10013

                                                              FD 0233 4/96

SMITH BARNEY INVESTMENT FUNDS INC.
Investment Grade Bond Fund

PROSPECTUS   APRIL 29, 1996, AS AMENDED JUNE 20, 1996

--------------------------------------------------------------------------------
3100 Breckinridge Blvd., Bldg. 200
Duluth, Georgia 30199-0062
(800) 544-5445

  Smith Barney Investment Grade Bond Fund (the "Fund") has an investment objec-tive of high current income consistent with prudent investment management and preservation of capital by investing in bonds and other income-producing secu-rities.

  The Fund is one of a number of funds, each having distinct investment objectives and policies, making up Smith Barney Investment Funds Inc. (the "Company"). The Company is an open-end management investment company commonly referred to as a mutual fund.

  This Prospectus sets forth concisely certain information about the Company and the Fund, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and to retain it for future reference.

  Additional information about the Fund and the Company is contained in a Statement of Additional Information dated April 29, 1996, as amended or supple-mented from time to time, that is available upon request and without charge by calling or writing the Company at the telephone number or address set forth above or by contacting an Investments Representative of PFS Investments Inc. ("PFS Investments"). The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

PFS DISTRIBUTORS, INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SMITH BARNEY
Investment Grade Bond Fund

TABLE OF CONTENTS

PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                            9
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   12
-------------------------------------------------
VALUATION OF SHARES                            17
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             18
-------------------------------------------------
PURCHASE OF SHARES                             20
-------------------------------------------------
EXCHANGE PRIVILEGE                             26
-------------------------------------------------
REDEMPTION OF SHARES                           28
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           30
-------------------------------------------------
PERFORMANCE                                    30
-------------------------------------------------
MANAGEMENT OF THE FUND                         32
-------------------------------------------------
DISTRIBUTOR                                    33
-------------------------------------------------
ADDITIONAL INFORMATION                         34
-------------------------------------------------

--------------------------------------------------------------------------------
  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the distributor. This Prospectus does not constitute an offer by the Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in any such jurisdiction.

--------------------------------------------------------------------------------

SMITH BARNEY
Investment Grade Bond Fund

PROSPECTUS SUMMARY

  The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospec-tus. See the "Table of Contents".

INVESTMENT OBJECTIVE. The Fund is an open-end, diversified management investment company that seeks to provide as high a level of current income as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the Fund will invest at least 65% of its assets in bonds. See "Investment Objective and Management Policies".

ALTERNATIVE PURCHASE ARRANGEMENTS. The Fund offers two classes of shares ("Classes") to investors purchasing through PFS Investments Representatives designed to provide them with the flexibility of selecting an investment best suited to their needs--the two Classes of shares available are: Class A shares and Class B shares. See "Purchase of Shares" and "Redemption of Shares". In addition to Class A and Class B shares, the Fund offers Class C and Class Y shares to investors purchasing through Smith Barney Inc. ("Smith Barney"), a distributor of the Fund. Those shares have different sales charges and other expenses than Class A and Class B shares which may affect performance.

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 4.50% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary--Reduced or No Initial Sales Charge".

  Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and by 1.00% each year thereafter to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.50% of the average daily net assets of this Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

SMITH BARNEY
Investment Grade Bond Fund

PROSPECTUS SUMMARY (CONTINUED)


  Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares--Deferred Sales Charge Alternatives".

  In deciding which Class of Fund shares to purchase, investors should con-sider the following factors, as well as any other relevant facts and circum-stances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regu-lar investment may wish to consider Class A shares; as the investment accumu-lates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of this Class. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 aggregate investment may be met by adding the purchase to the net asset value of all Class A shares held in funds sponsored by Smith Barney listed under "Exchange Privilege". Class A share purchases may also be eligible for a reduced initial sales charge. See "Purchase of Shares". Because the ongoing expenses of Class A shares may be lower than those for Class B shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

  PFS Investments Representatives may receive different compensation for sell-ing each Class of shares. Investors should understand that the purpose of the

SMITH BARNEY
Investment Grade Bond Fund

PROSPECTUS SUMMARY (CONTINUED)

CDSC on the Class B shares is the same as that of the initial sales charge on the Class A shares.

  See "Purchase of Shares" and "Management of the Company and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares", "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

PURCHASE OF SHARES. Shares may be purchased through the Fund's distributor, PFS Distributors, Inc. ("PFS"). See "Purchase of Shares".

INVESTMENT MINIMUMS. Investors in Class A and Class B shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retirement Plan. The initial investment amount will be waived for accounts establishing a Systematic Investment Plan. Subsequent investments of at least $50 may be made for both Classes. The minimum initial and subsequent investment requirement for both Classes through the Systematic Investment Plan described below is $25. See "Purchase of Shares".

SYSTEMATIC INVESTMENT PLAN. The Fund offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares in an amount of at least $25. See "Purchase of Shares".

REDEMPTION OF SHARES. Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Redemption of Shares".

MANAGEMENT OF THE FUND. Smith Barney Mutual Funds Management Inc. (the "Manager") serves as the Fund's investment adviser. The Manager provides investment advisory and management services to investment companies affiliated with Smith Barney. The Manager is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments:
Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. The Manager also serves as the Fund's administrator. See "Management of the Fund".

SMITH BARNEY
Investment Grade Bond Fund

PROSPECTUS SUMMARY (CONTINUED)


EXCHANGE PRIVILEGE. Shares of a Class may be exchanged for shares of the same class of certain other funds of the Smith Barney Mutual Funds at the respective net asset values next determined, plus any applicable sales charge differential. See "Exchange Privilege".

VALUATION OF SHARES. Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from PFS Shareholder Services (the "Sub-Transfer Agent"). See "Valuation of Shares".

DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income are declared monthly and paid on the last Friday of each month. Distributions of net realized long- and short-term capital gains, if any, are declared and paid annually. See "Dividends, Distributions and Taxes".

REINVESTMENT OF DIVIDENDS. Dividends and distributions paid on shares of a Class will be reinvested automatically in additional shares of the same Class at current net asset value unless otherwise specified by an investor. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes".

RISK FACTORS AND SPECIAL CONSIDERATIONS. The Company is designed for long-term investors and not for investors who intend to liquidate their investment after a short period. Neither the Company as a whole nor any particular fund in the Company, including the Fund, constitutes a balanced investment plan. There can be no assurance that the Fund will achieve its investment objective. The Fund does not have a stated maturity policy, but will generally invest in medium- to long-term securities, which are generally more sensitive to interest rate changes, market conditions and other economic news than shorter-term securities. The Fund may employ investment techniques which involve certain risks, including entering into repurchase agreements and reverse repurchase agreements, lending portfolio securities, selling securities short and investing in foreign securities through the use of American Depositary Receipts. See "Investment Objective and Management Policies--Additional Investments".

SMITH BARNEY
Investment Grade Bond Fund

PROSPECTUS SUMMARY (CONTINUED)


THE FUND'S EXPENSES. The following expense table lists the costs and estimated expenses that an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's operating expenses for its most recent fiscal year:

                                                                CLASS A CLASS B
-------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales charge imposed on purchases
   (as a percentage of offering price).........................  4.50%   NONE
 Maximum CDSC (as a percentage of original cost or redemption
   proceeds, whichever is lower)...............................  NONE*   4.50%
-------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
  Management fees............................................... 0.65%   0.65%
  12b-1 fees**.................................................. 0.25    0.75
  Other expenses................................................ 0.21    0.21
-------------------------------------------------------------------------------
   Total Fund Operating Expenses................................ 1.11%   1.61%

-------------------------------------------------------------------------------
  * Purchase of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge, equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.
 ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed upon purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B and certain Class A shares, the length of time the shares are held. See "Purchase of Shares" and "Redemption of Shares". PFS receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. With respect to Class B shares, PFS receives an annual 12b-1 fee of 0.75% of the value of average daily net assets of that Class, consist-ing of a 0.25% service fee and a 0.50% distribution fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

SMITH BARNEY
Investment Grade Bond Fund

PROSPECTUS SUMMARY (CONTINUED)


 EXAMPLE.

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares", "Redemption of Shares" and "Management of the Fund".

                                              1 YEAR 3 YEARS 5 YEARS 10 YEARS*
------------------------------------------------------------------------------
An investor would pay the following expenses
  on a $1,000 investment, assuming (1) 5.00%
  annual return and (2) redemption at the end
  of each time period:
 Class A.....................................  $56     $79    $103     $174
 Class B.....................................   61      81      98      178
An investor would pay the following expenses
  on the same investment, assuming the same
  annual return and no redemption:
 Class A.....................................  $56     $79    $103     $174
 Class B.....................................   16      51      88      178
------------------------------------------------------------------------------

  * Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESEN-TATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

SMITH BARNEY
Investment Grade Bond Fund

FINANCIAL HIGHLIGHTS

The following information for the fiscal year ended December 31, 1995 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated December 31, 1995. The following information for the fiscal years ended December 31, 1986 through December 31, 1994 has been audited by other auditors. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference into the Statement of Additional Information.

FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH YEAR:

                                          1995(1)   1994(1)   1993(1)  1992(2)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR         $10.67    $13.01    $11.89  $11.67
--------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income                       0.83      0.74      0.88    0.14
 Net realized and unrealized gain (loss)     2.80     (1.88)     1.27    0.23
--------------------------------------------------------------------------------
Total Income (Loss) From Operations          3.63     (1.14)     2.15    0.37
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                      (0.89)    (0.86)    (0.88)  (0.14)
 Overdistribution of net investment
 income                                        --        --     (0.01)     --
 Net realized gains                         (0.16)    (0.31)    (0.14)     --
 Capital                                       --     (0.03)       --   (0.01)
--------------------------------------------------------------------------------
Total Distributions                         (1.05)    (1.20)    (1.03)  (0.15)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $13.25    $10.67    $13.01  $11.89
--------------------------------------------------------------------------------
TOTAL RETURN++                              35.29%    (8.95)%   18.45%   3.25%#
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)           $226,373  $181,334   $10,136    $933
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses(3)                                 1.11%     1.11%     1.11%   1.03%+
 Net investment income                       7.02      7.35      6.67    7.53+
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                        49%       18%       65%     47%
--------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since use of the undistributed method does not accord will results of operations.
(2) For the period from November 6, 1992 (inception data) to December 31,
    1992.
(3) For the year ended December 31, 1992, the expense ratio excludes interest expense. The expense ratio including interest expense would have been 1.04% (annualized).
  # Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.
 ++ Total return represents the aggregate total return for the period indicated and does not reflect any applicable sales charges.

SMITH BARNEY
Investment Grade Bond Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A CLASS B SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                               1995(1)   1994(1)    1993(1)    1992       1991
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
OF YEAR                       $  10.67  $  13.01   $  11.89  $  11.80   $  10.43
---------------------------------------------------------------------------------
INCOME (LOSS) FROM
OPERATIONS:
 Net investment income            0.77      0.82       0.80      0.83       0.86
 Net realized and unrealized
 gain (loss)                      2.80     (2.02)      1.29      0.12       1.38
---------------------------------------------------------------------------------
Total Income (Loss) From
Operations                        3.57     (1.20)      2.09      0.95       2.24
---------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income           (0.83)    (0.80)     (0.82)    (0.83)     (0.87)
 Overdistribution of
 investment net income              --        --      (0.01)       --         --
 Net realized gains              (0.16)    (0.31)     (0.14)       --         --
 Capital                            --     (0.03)        --     (0.03)        --
---------------------------------------------------------------------------------
Total Distributions              (0.99)    (1.14)     (0.97)    (0.86)     (0.87)
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR  $  13.25  $  10.67   $  13.01  $  11.89   $  11.80
---------------------------------------------------------------------------------
TOTAL RETURN++                   34.63%    (9.41)%    18.06%     8.36%     22.50%
---------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
(000S)                        $288,533  $221,120   $476,088  $431,783   $413,878
---------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS:
 Expenses                         1.61%     1.57%      1.58%     1.57%*     1.53%
 Net investment income            6.51      6.89       6.20      6.99       7.90
---------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE             49%       18%        65%       47%        82%
---------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since use of the undistributed method does not accord with results of operations.
 ++Total return represents the aggregate total return for the period indicated
   and does not reflect any applicable sales charges.
 * For the year ended December 31, 1992, the expense ratio excludes interest expense. The expense ratio including interest expense was 1.58%.
 ** Annualized expense ratio before waiver of fees by the distributor for the years ended December 31, 1989 and 1988 were 1.66% and 1.57%, respectively. *** Net investment income before waiver of fees by the distributor would have been $0.86 and $0.87 for the years ended December 31, 1989 and 1988, respectively.

SMITH BARNEY
Investment Grade Bond Fund

FINANCIAL HIGHLIGHTS (CONTINUED)



  1990           1989                  1988                  1987                 1986
-----------------------------------------------------------------------------------------
  $11.01         $10.33                $10.55                $12.91               $12.00
-----------------------------------------------------------------------------------------
    0.86           0.87***               0.90***               0.89                 1.10
   (0.57)          0.68                 (0.24)                (1.24)                1.16
-----------------------------------------------------------------------------------------
    0.29           1.55                  0.66                 (0.35)                2.26
-----------------------------------------------------------------------------------------
   (0.87)         (0.87)                (0.88)                (1.12)               (1.10)
      --             --                    --                    --                   --
      --             --                    --                 (0.89)               (0.25)
      --             --                    --                    --                   --
-----------------------------------------------------------------------------------------
   (0.87)         (0.87)                (0.88)                (2.01)               (1.35)
-----------------------------------------------------------------------------------------
  $10.43         $11.01                $10.33                $10.55               $12.91
-----------------------------------------------------------------------------------------
    2.98%         15.57%                 6.43%                (2.83)%              19.54%
-----------------------------------------------------------------------------------------
$405,779       $483,382              $532,794              $705,561             $421,011
-----------------------------------------------------------------------------------------
    1.58%          1.63%**               1.22%**               1.62%                1.62%
    8.20           8.07                  8.74                  7.96                 7.74
-----------------------------------------------------------------------------------------
      59%           118%                   72%                   79%                 211%
-----------------------------------------------------------------------------------------

SMITH BARNEY
Investment Grade Bond Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

  Set forth below is a description of the investment objective and policies of the Fund. There can be no assurance that the Fund will achieve its investment objective. Certain instruments and techniques discussed in this summary are described in greater detail in this Prospectus under "Additional Investments" and in the Statement of Additional Information. A description of the rating systems of Moody's Investors Services Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") is contained in the Appendix to the Statement of Addi-tional Information.

  The Statement of Additional Information contains specific investment restrictions which govern the Fund's investments. These restrictions and the Fund's investment objective are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the Fund. Except for the objective and those restrictions specifically identified as fundamen-tal, all investment policies and practices described in this Prospectus and in the Statement of Additional Information are non-fundamental, so that the Board of Directors may change them without shareholder approval. The fundamental restrictions applicable to the Fund include a prohibition on (a) purchasing a security if, as a result, more than 5% of the assets of the Fund would be invested in the securities of the issuer (with certain exceptions) or the Fund would own more than 10% of the outstanding voting securities of the issuer,
(b) investing more than 10% of the Fund's total assets in "illiquid" securi-ties (which includes repurchase agreements with more than seven days to matu-rity), and (c) investing more than 25% of the Fund's total assets in the secu-rities of issuers in a particular industry (with exceptions for securities guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities") and certain money market instruments).

  The Fund's investment objective is to provide as high a level of current income as is consistent with prudent investment management and preservation of capital. The Fund seeks to achieve its objective by investing primarily in fixed-income securities that are of a higher credit quality and present a lower risk of principal loss at maturity. Such securities are typically con-sidered "investment grade" quality, i.e. securities having a rating within one of the four highest rating categories of their class. The Fund will invest primarily in any of the following securities; corporate bonds rated Baa or better by Moody's or BBB or better by S&P; U.S. government securities; commer-cial paper issued by domestic corporations and rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P, or, if not rated, issued by a corporation having an outstanding debt issue rated Aa or better by Moody's or AA or better by S&P; negotiable bank certifi

SMITH BARNEY
Investment Grade Bond Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

cates of deposit and bankers' acceptances issued by domestic banks (but not their foreign branches) having total assets in excess of $1 billion; and high-yielding common stocks and warrants. Obligations rated in the lowest of the top four rating categories (Baa by Moody's or BBB by S&P) may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest pay-ments, including a greater possibility of default or bankruptcy of the issuer, than is the case with higher grade bonds. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for the purchase by the Fund. In addition, it is possible that Moody's and S&P might not timely change their ratings of a par-ticular issue to reflect subsequent events. None of these events will require the sale of the securities by the Fund, although the Manager will consider these events in determining whether the Fund should continue to hold the secu-rities. To the extent that the ratings given by Moody's or S&P for securities may change as a result of changes in the rating systems or due to a corporate reorganization of Moody's and/or S&P, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment objective and policies of the Fund.

  The Fund's portfolio will be managed by purchasing and selling securities, as well as holding selected securities to maturity. In managing the Fund's portfo-lio, the Manager analyzes the business and credit qualities of a particular issuer as well as the economy in general to identify and monitor trends and to identify fixed-income securities with characteristics most likely to meet the Fund's objective. This process requires ongoing adjustments to the portfolio based on the relative values or maturities of individual debt securities or changes in the creditworthiness or overall investment merits of an issue.

  Any such change in the Fund's portfolio may result in increases or decreases in the Fund's current income available for distribution to shareholders. If the Fund's expectations of changes in interest rates or its evaluation of the nor-mal yield relationships between securities prove to be incorrect, the Fund's income, net asset value and potential capital gain may be reduced or its poten-tial capital loss may be increased. An increase in interest rates will gener-ally reduce the value of portfolio investments (and, therefore, the net asset value of the shares of the Fund), and a decline in interest rates will gener-ally increase their value. The average weighted maturity of a bond fund can be used to measure the fund's sensitivity to interest rate movements. The longer the Fund's average weighted maturity, the more sensitive the net asset value is to interest rate

SMITH BARNEY
Investment Grade Bond Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

changes. The Fund has no stated maturity policy, but generally invests inmedium- to long-term securities. At times, the Fund's portfolio may have an average weighted maturity exceeding 25 years which would result in the Fund's net asset value being extremely sensitive to interest rate movements. Since all investments, including securities with a higher credit quality, have inherent market risks and fluctuations in value due to changing economic con-ditions and other factors, the Fund, of course, cannot assure that its invest-ment objective will be achieved.

  The Fund may enter into repurchase agreements, reverse repurchase agree-ments, firm commitment agreements, "short sales against the box" and may lend its portfolio securities. Except when in a temporary defensive investment position, the Fund intends to maintain at least 65% of its assets invested in bonds.

  In making purchases of securities consistent with the above policies, the Fund will be subject to the applicable restrictions referred to under "Invest-ment Restrictions" in the Statement of Additional Information.

 ADDITIONAL INVESTMENTS

  U.S. Government Securities. U.S. government securities are obligations of, or are guaranteed by, the United States government, its agencies or instrumen-talities. These include bills, certificates of indebtedness, and notes and bonds issued by the United States Treasury or by agencies or instrumentalities of the United States government. Some U.S. government securities, such as U.S. Treasury bills and bonds, are supported by the full faith and credit of the United States Treasury; others are supported by the right of the issuer to borrow from the United States Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the United States government to purchase the agency's obligations; still oth-ers, such as those of the Student Loan Marketing Association and the Federal Home Loan Mortgage Corporation ("FHLMC") are supported only by the credit of the instrumentality. Mortgage participation certificates issued by the FHLMC generally represent ownership interests in a pool of fixed-rate conventional mortgages. Timely payment of principal and interest on these certificates is guaranteed solely by the issuer of the certificates. Other investments will include Government National Mortgage Association Certificates ("GNMA Certificates"), which are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is

SMITH BARNEY
Investment Grade Bond Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

guaranteed by the full faith and credit of the United States government. While the United States government guarantees the payment of principal and interest on GNMA Certificates, the market value of the securities is not guaranteed and will fluctuate.

  Repurchase Agreements. The Fund may enter into repurchase agreement transac-tions on U.S. government securities with banks which are the issuers of instru-ments acceptable for purchase by the Fund and with certain dealers on the Fed-eral Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obliga-tion for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obliga-tion at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including interest. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercis-ing its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. The Manager, acting under the supervi-sion of the Board of Directors, review on an ongoing basis the creditworthiness and the value of the collateral of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

  Reverse Repurchase Agreements. A reverse repurchase agreement involves the sale of a money market instrument by the Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segre-gated account consisting of U.S. government securities or cash or cash equiva-lents to cover its obligations under reverse repurchase agreements with broker-dealers (but not banks). The Fund will invest the proceeds in other money mar-ket instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Under the Investment Company Act of 1940, as amended (the "1940 Act"), reverse repurchase agreements may be considered borrowings by the seller; accordingly, the Fund will limit its investments in reverse repurchase agreements and other borrowings to no more than 33 1/3% of its total assets. Firm Commitment Agreements and When-Issued

SMITH BARNEY
Investment Grade Bond Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

Purchases. Firm commitment agreements and when-issued purchases call for the purchase of securities at an agreed-upon price on a specified future date, and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated. The Fund as purchaser assumes the risk of any decline in value of the security beginning on the date of the agreement or pur-chase. The Fund will not use such transactions for leveraging purposes, and accordingly will segregate U.S. government securities, cash or cash equivalents in an amount sufficient to meet its purchase obligations under the agreement.

  Loans of Portfolio Securities. The Fund may lend its portfolio securities provided: (a) the loan is secured continuously by collateral consisting of U.S. government securities, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (b) the Fund may at any time call the loan and obtain the return of the securities loaned; (c) the Fund will receive any interest or div-idends paid on the loaned securities; and (d) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. The risks in lending portfolio securities, as with other extensions of secured credit, consists of possible delays in receiving additional collat-eral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the Manager to be in good standing and will not be made unless, in the judgement of the Manager, the consideration to be earned from such loans would justify the risk.

  Short Sales. The Fund may sell securities short "against the box". While a short sale is the sale of a security the Fund does not own, it is "against the box" if at all times when the short position is open, the Fund owns an equal amount of the securities or securities convertible into, or exchangeable with-out further consideration for, securities of the same issue as the securities sold short. Short sales "against the box" are used to defer recognition of cap-ital gains or losses.

  American Depositary Receipts. The Fund may purchase American Depositary Receipts ("ADRs"), which are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States.

SMITH BARNEY
Investment Grade Bond Fund


INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

 PORTFOLIO TRANSACTIONS AND TURNOVER

  The Manager arranges for the purchase and sale of the Fund's securities and selects broker-dealers (including Smith Barney) which, in its best judgment, provide prompt and reliable execution at favorable prices and reasonable com-mission rates. The Manager may select broker-dealers which provide it with research services and may cause the Fund to pay such broker-dealers commis-sions which exceed those other broker-dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services.

  For reporting purposes, the Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fis-cal year by the monthly average of the value of the Fund's securities, with money market instruments with less than one year to maturity excluded. A 100% portfolio turnover rate would occur, for example, if all included securities were replaced once during the year. The Fund's portfolio turnover rates for each of the past fiscal years are set forth under "Financial Highlights".

VALUATION OF SHARES


  The Fund's net asset value per share is determined as of the close of regu-lar trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by total number of shares of the Class outstanding.

  A security that is primarily traded on a United States or foreign stock exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. In cases where secu-rities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Fund securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are gen-erally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Directors. Unlisted foreign securi-ties are valued at the mean between the last available bid and offer price prior to the time of valua-

SMITH BARNEY
Investment Grade Bond Fund


VALUATION OF SHARES (CONTINUED)

tion. U.S. over-the-counter securities will be valued on the basis of the bid price at the close of business on each day. Securities and assets for which market quotations are not readily available are valued at fair value as deter-mined in good faith by or under the direction of the Board of Directors. Not-withstanding the above, bonds and other fixed income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Directors. Any assets or liabilities initially expressed in terms of foreign currencies will be converted into U.S. dollar values at the mean between the bid and offered quotations of such cur-rencies against U.S. dollars as last quoted by any recognized dealer.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

  The Fund will be treated separately from the Company's other funds in deter-mining the amount of dividends from net investment income and distributions of capital gains payable to shareholders. The Fund declares dividends monthly consisting of estimated daily net investment income, and pays dividends month-ly. Any net realized long-term capital gains, after utilization of capital loss carryforwards, will be distributed at least annually. Net realized short-term capital gains may be paid with the distribution of dividends from net investment income.

  If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same Class at net asset value subject to no sales charge or CDSC. In order to avoid the application of a 4.00% nondeductible excise tax on certain undis-tributed amounts of ordinary income and capital gains, the Fund may make an additional distribution shortly before December 31 in each year of any undis-tributed ordinary income or capital gains and expects to pay any other divi-dends and distributions necessary to avoid the application of this tax.

  If, for any full fiscal year, the Fund's total distributions exceed current and accumulated earnings and profits, the excess distributions may be treated as a taxable dividend or as a tax-free return of capital (up to the amount of the shareholder's tax basis in his or her shares). The amount treated as a tax-free return of capital will reduce a shareholder's adjusted basis in his or her shares. Pursuant to the requirements of the 1940 Act and other applica-ble laws, a notice will accompany any distribution paid from sources other then net invest-

SMITH BARNEY
Investment Grade Bond Fund

DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)

ment income. In the event the Fund distributes amounts in excess of its net investment income and net realized capital gains, such distributions may have the effect of decreasing the Fund's total assets, which may increase the Fund's expense ratio.

  The per share dividends on Class B shares may be lower than the per share dividends on Class A shares principally as a result of the distribution fee applicable with respect to Class B shares. Distributions of capital gains, if any, will be in the same amount for Class A and Class B shares.

 TAXES

  The Fund will be treated as a separate taxpayer with the result that, for Federal tax purposes, the amount of investment income and capital gains earned will be determined on a fund-by-fund basis, rather than on a Company-wide basis. The Fund has qualified and intends to continue to qualify as a "regu-lated investment company" under the Code. In any taxable year in which the Fund so qualifies and distributes at least 90% of its investment company tax-able income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses), the Fund (but not its shareholders) generally will be relieved of Federal income tax on the investment company taxable income and net realized capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, distributed to shareholders. In order to qualify as a regu-lated investment company, the Fund will be required to meet various Code requirements.

  Distributions of any investment company taxable income are taxable to share-holders as ordinary income. Distributions of any net capital gains designated by the Fund as capital gains dividends are taxable to shareholders as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund.

  Dividends (including capital gains dividends) declared by the Fund in Octo-ber, November or December of any calendar year to shareholders of record on a date in such a month will be deemed to have been received by shareholders on December 31 of that calendar year, provided that the dividend is actually paid by the Fund during January of the following calendar year.

  Upon the disposition of shares of the Fund (whether by redemption, sale or exchange), a shareholder generally will realize a taxable gain or loss. Such gain or loss generally will be a capital gain or loss if the shares are capi-tal assets in

SMITH BARNEY
Investment Grade Bond Fund


DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)

the shareholder's hands, and generally will be long-term or short-term depend-ing upon the shareholder's holding period for the shares. Any loss realized by a shareholder on disposition of Fund shares held by the shareholder for six months or less will be treated as long-term capital loss to the extent of any distributions of capital gains dividends received by the shareholder with respect to such shares.

  Shareholders will be notified annually about the amounts of dividends and distributions, including the amounts (if any) for that year which have been designated as capital gains dividends. Dividends and distributions, and gains realized upon a disposition of Fund shares, may also be subject to state, local or foreign taxes depending on each shareholder's particular situation. Divi-dends, consisting of interest from U.S. government securities may be exempt from all state and local income taxes. Shareholders should consult their tax advisors for specific information on the tax consequences of particular types of distributions.

PURCHASE OF SHARES


 GENERAL

  The Fund offers two Classes of shares to investors purchasing through PFS Investments Representatives. Class A shares are sold to investors with an ini-tial sales charge and Class B shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. See "Prospectus Summary--Alternative Purchase Arrangements" for a discussion of factors to con-sider in selecting which Class of shares to purchase.

  Initial purchases of Fund shares must be made through a PFS Investments Rep-resentative by completing the appropriate application found in the prospectus. The completed application should be forwarded to the Sub-Transfer Agent, 3100 Breckinridge Blvd., Bldg 200, Duluth, Georgia 30199-0062. Checks drawn on for-eign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check. Subsequent investments may be sent directly to the Sub-Transfer Agent.

  Investors in Class A and Class B shares may open an account by making an ini-tial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan in the Fund. The initial investment amount will be waived for accounts establishing a Systematic Investment Plan. Subsequent investments of at least $50 may be made for both Classes. For participants in

SMITH BARNEY
Investment Grade Bond Fund

PURCHASE OF SHARES (CONTINUED)

retirement plans qualified under Section 403(b)(7) of the Code, the minimum initial and subsequent investment requirement for both Classes in the Fund is $25. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors of the Company and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Sub-Transfer Agent. Share certifi-cates are issued only upon a shareholder's written request to the Sub-Transfer Agent.

  Purchase orders received by the Sub-Transfer Agent prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset val-ue, are priced according to the net asset value determined on that day.

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, the Sub-Transfer Agent is authorized through pre-authorized transfers of $25 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quar-terly basis to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by PFS or the Sub-Transfer Agent.

SMITH BARNEY
Investment Grade Bond Fund

PURCHASE OF SHARES (CONTINUED)


 INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

  The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                                  SALES CHARGE
                         ------------------------------      DEALERS'
                              % OF           % OF       REALLOWANCE AS % OF
  AMOUNT OF INVESTMENT   OFFERING PRICE AMOUNT INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
  LESS THAN   $ 25,000        4.50%          4.71%             4.05%
  $ 25,000 - $ 49,999         4.00%          4.17%             3.60%
  $ 50,000 - $ 99,999         3.50%          3.63%             3.15%
  $100,000 - $249,999         2.50%          2.56%             2.25%
  $250,000 - $499,999         1.50%          1.52%             1.35%
  $500,000 - AND OVER          *               *                 *
---------------------------------------------------------------------------

* PURCHASES OF CLASS A SHARES, WHICH WHEN COMBINED WITH CURRENT HOLDINGS OF CLASS A SHARES OFFERED WITH A SALES CHARGE, EQUAL OR EXCEED $500,000 IN THE AGGREGATE, WILL BE MADE AT NET ASSET VALUE WITHOUT ANY INITIAL SALES CHARGE, BUT WILL BE SUBJECT TO A CDSC OF 1.00% ON REDEMPTIONS MADE WITHIN 12 MONTHS OF PURCHASE. THE CDSC ON CLASS A SHARES IS PAYABLE TO PFS, WHICH IN TURN PAYS PFS INVESTMENTS TO COMPENSATE ITS INVESTMENTS REPRESENTATIVES WHOSE CLIENTS MAKE PURCHASES OF $500,000 OR MORE. THE CDSC IS WAIVED IN THE SAME CIRCUMSTANCES IN WHICH THE CDSC APPLICABLE TO CLASS B SHARES IS WAIVED. SEE "DEFERRED SALES CHARGE ALTERNATIVES" AND "WAIVERS OF CDSC".

 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Directors, Trustees and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds; the immediate families of such persons; and to a pension, prof-it-sharing or other benefit plan for such persons and (ii) employees of mem-bers of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) shareholders who have redeemed Class A shares in the Fund (or Class A shares of another fund in the Smith Barney Mutual Funds that are offered with a sales charge equal to or greater than the maximum sales charge of the Fund) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (d) accounts managed by registered investment advisory subsidiaries of Travelers; and (e) sales through PFS Investments Representatives where the amounts invested represent the redemp-tion proceeds from investment

SMITH BARNEY
Investment Grade Bond Fund

PURCHASE OF SHARES (CONTINUED)

companies distributed by an entity other than PFS, on the condition that (i) the redemption has occurred no more than 60 days prior to the purchase of the shares, (ii) the shareholder paid an initial sales charge on such redeemed shares and (iii) the shares redeemed were not subject to a deferred sales charge. PFS Investments may pay its Investments Representatives an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than PFS. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

 VOLUME DISCOUNTS

  The "Amount of Investment" referred to in the sales charge table set forth above under "Initial Sales Charge Alternative--Class A Shares" includes the purchase of Class A shares in the Fund and of other funds sponsored by Smith Barney that are offered with a sales charge listed under "Exchange Privilege". A person eligible for a volume discount includes an individual; members of a family unit comprising a husband, wife and minor children; a trustee or other fiduciary purchasing for a single fiduciary account including pension, profit-sharing and other employee benefit trusts qualified under Section 401(a) of the Code, or multiple custodial accounts where more than one beneficiary is involved if purchases are made by salary reduction and/or payroll deduction for qualified and nonqualified accounts and transmitted by a common employer enti-ty. Employer entity for payroll deduction accounts may include trade and craft associations and any other similar organizations.

 LETTER OF INTENT

  A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Fund and other funds of the Smith Barney Mutual Funds that are offered with a sales charge listed under "Exchange Privilege" over a 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to com-pute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced

SMITH BARNEY
Investment Grade Bond Fund

PURCHASE OF SHARES (CONTINUED)

sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sale charges applicable to the purchases made and the charges pre-viously paid, or an appropriate number of escrowed shares will be redeemed.

 DEFERRED SALES CHARGE ALTERNATIVES

  "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; and (b) Class A shares, which when combined with Class A shares offered with a sales charge currently held by an investor, equal or exceed $500,000 in the aggregate.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gains distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a pur-chase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.

SMITH BARNEY
Investment Grade Bond Fund

PURCHASE OF SHARES (CONTINUED)


     YEAR SINCE PURCHASE
     PAYMENT WAS MADE      CDSC
--------------------------------
     First                 4.50%
     Second                4.00%
     Third                 3.00%
     Fourth                2.00%
     Fifth                 1.00%
     Sixth                 0.00%
     Seventh               0.00%
     Eighth                0.00%
--------------------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fee. There will also be converted at that time such propor-tion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

  In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gains distribu-tions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to PFS.

  To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

SMITH BARNEY
Investment Grade Bond Fund


PURCHASE OF SHARES (CONTINUED)

 WAIVERS OF CDSC

  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan com-mences (see "Redemption of Shares-Automatic Cash Withdrawal Plan"); (c) re-demption of shares within 12 months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2;
(e) involuntary redemptions; and (f) redemption of shares in connection with a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation by PFS of the share-holder's status or holdings, as the case may be.

EXCHANGE PRIVILEGE


  Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the fol-lowing funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A and Class B shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made and a sales charge differential may apply.

 FUND NAME
  . Smith Barney Concert Series Inc.--High Growth Portfolio . Smith Barney Concert Series Inc.--Growth Portfolio
  .  Smith Barney Concert Series Inc.--Balanced Portfolio
  . Smith Barney Concert Series Inc.--Conservative Portfolio . Smith Barney Concert Series Inc.--Income Portfolio
  .  Smith Barney Appreciation Fund Inc.
  .  Smith Barney Growth Opportunity Fund
  *
  .  Smith Barney Money Funds, Inc.--Cash Portfolio
 **
  .  Smith Barney Exchange Reserve Fund

 * Available for exchange with Class A shares of the Fund
** Available for exchange with Class B shares of the Fund

SMITH BARNEY
Investment Grade Bond Fund

EXCHANGE PRIVILEGE (CONTINUED)

  Class A Exchanges. Class A shares of Smith Barney Mutual Funds sold without a sales charge or with a maximum sales charge of less than the maximum charged by other Smith Barney Mutual Funds will be subject to the appropriate "sales charge differential" upon the exchange of their shares for Class A shares of a fund sold with a higher sales charge. The "sales charge differential" is lim-ited to a percentage rate no greater than the excess of the sales charge rate applicable to purchases of shares of the mutual fund being acquired in the exchange over the sales charge rate(s) actually paid on the mutual fund shares relinquished in the exchange and on any predecessor of those shares. For pur-poses of the exchange privilege, shares obtained through automatic reinvest-ment of dividends and capital gains distributions, are treated as having paid the same sales charges applicable to the shares on which the dividends or dis-tributions were paid; however, if no sales charge was imposed upon the initial purchase of shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.

  Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Manager will notify PFS that the Fund and PFS may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination by the Fund, PFS will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the Smith Barney Mutual Funds listed under "Exchange Privilege", which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

  Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential. Redemption procedures discussed below are

SMITH BARNEY
Investment Grade Bond Fund


EXCHANGE PRIVILEGE (CONTINUED)

also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privi-leges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES


  Shareholders may redeem for cash some or all of their shares of the Fund at any time by sending a written request in proper form directly to the Sub-Transfer Agent, PFS Shareholder Services, at 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062. If you should have any questions concerning how to redeem your account after reviewing the information below, please con-tact the Sub-Transfer Agent at (800) 544-5445, Spanish-speaking representa-tives (800) 544-7278 or TDD Line for the Hearing Impaired (800) 824-1721.

  As described under "Purchase of Shares", redemptions of Class B shares are subject to a contingent deferred sales charge.

  The request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account regis-tration. If the proceeds of the redemption exceed $50,000, or if the proceeds are not to be paid to the record owner(s) at the record address, if the share-holder(s) has had an address change in the past 45 days, or if the sharehold-er(s) is a corporation, sole proprietor, partnership, trust or fiduciary, sig-natures must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank.

  Generally, a properly completed Redemption Form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, in the case of shareholders holding certificates, the certificates for the shares being redeemed must accom-pany the redemption request. Additional documentary evidence of authority is

SMITH BARNEY
Investment Grade Bond Fund

REDEMPTION OF SHARES (CONTINUED)

also required by the Sub-Transfer Agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. Addi-tionally, if a shareholder requests a redemption from a Retirement Plan account (IRA, SEP or 403(b)(7)), such request must state whether or not federal income tax is to be withheld from the proceeds of the redemption check.

  A shareholder may utilize the Sub-Transfer Agent's FAX to redeem their account as long as a signature guarantee or other documentary evidence is not required. Redemption requests should be properly signed by all owners of the account and faxed to the Sub-Transfer Agent at (800) 554-2374. Facsimile redemptions may not be available if the shareholder cannot reach the Sub-Transfer Agent by FAX, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular redemption procedure described above. Facsimile redemptions received by the Sub-Transfer Agent prior to 4:00 p.m. Eastern time on a regular business day will be processed at the net-asset value per share determined that day.

  In all cases, the redemption price is the net asset value per share of the Fund next determined after the request for redemption is received in proper form by the Sub-Transfer Agent. Payment for shares redeemed will be made by check mailed within three days after acceptance by the Sub-Transfer Agent of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check or draft, the Sub-Transfer Agent may hold the payment of the proceeds until the purchase check or draft has cleared, usually a period of up to 15 days. Any taxable gain or loss will be recognized by the shareholder upon redemption of shares.

  After following the above-stated redemption guidelines, a shareholder(s) may elect to have the redemption proceeds wire-transferred directly to the share-holder's bank account of record (defined as a currently established pre-autho-rized draft on the shareholder's account with no changes within the previous 45 days), as long as the bank account is registered in the same name(s) as the account with the Fund. If the proceeds are not to be wired to the bank account of record, or mailed to the registered owner(s), a signature guarantee will be required from all shareholder(s). A $25 service fee will be charged by the Sub-Transfer Agent to help defray the administrative expense of executing a wire redemption. Redemption proceeds will normally be wired to the designated bank account on the next business day following the redemption, and should ordinar-ily be credited to your bank account by your bank within 48 to 72 hours.

SMITH BARNEY
Investment Grade Bond Fund

PERFORMANCE (CONTINUED)

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive periodic cash payments of at least $50 monthly or quarterly. Retire-ment plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact the Sub-Transfer Agent.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size.) The Fund, how-ever, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid automatic redemption.

PERFORMANCE


 YIELD

  From time to time, the Fund may advertise its 30 day "yield" for each Class of shares. The yield of a Class refers to the income generated by an invest-ment in such Class over the 30 day period identified in the advertisement, and is computed by dividing the net investment income per share earned by the Class during the period by the net asset value per share on the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one year period and is compounded semi-annual-ly. The annualized income is then shown as a percentage of the net asset val-ue.

SMITH BARNEY
Investment Grade Bond Fund

PERFORMANCE (CONTINUED)

 TOTAL RETURN

  From time to time, the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A and Class B shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specific period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the Securi-ties and Exchange Commission, is derived from this total return which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfo-lio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such perfor-mance information may include data from Lipper Analytical Services, Inc. and other financial publications.

  The Fund may from time to time illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retire-ment plans and the Fund may illustrate in graph or chart form, or otherwise, the benefits of the Systematic Investment Plan by comparing investment made pursuant to a systematic investment plan to investments made in a rising mar-ket.

SMITH BARNEY
Investment Grade Bond Fund

MANAGEMENT OF THE FUND

 BOARD OF DIRECTORS

  Overall responsibility for management and supervision of the Fund rests with the Company's Board of Directors. The Directors approve all significant agree-ments between the Company and the Fund and companies that furnish services to the Fund, including agreements with its distributor, investment adviser, cus-todian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment manager. The Statement of Additional Information con-tains general and background information regarding each Director of the Fund and executive officer of the Company.

 INVESTMENT ADVISER

  The Manager, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser. The Manager (through its predecessors entities) has been in the investment counseling business since 1934 and is a registered investment adviser. The Manager renders investment advice to investment companies that had aggregate assets under management as of January 31, 1996 in excess of $74 billion.

  Subject to the supervision and direction of the Fund's Board of Directors, the Manager manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfo-lio managers and securities analysts who provide research services to the Fund. Under an investment advisory agreement, the Fund pays the Manager a monthly fee at the annual rate of 0.45% of the value of the Fund's average daily net assets up to $500 million and 0.42% of the value of average daily net assets thereafter. For the fiscal year ended December 31, 1995, the Man-ager was paid investment advisory fees equal to 0.45% of the value of the Fund's average daily net assets.

 PORTFOLIO MANAGEMENT

  George E. Mueller, Jr., Managing Director of the Manager, has served as the Investment Officer of the Fund since January 1, 1985, and manages the day-to-day operations of the Fund, including making all investment decisions.

  Management's discussion and analysis and additional performance information regarding the Fund during the fiscal year ended December 31, 1995 is included in the Annual Report dated December 31, 1995. A copy of the Annual Report may be obtained upon request and without charge from the Sub-Transfer Agent or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

SMITH BARNEY
Investment Grade Bond Fund

MANAGEMENT OF THE FUND (CONTINUED)

 ADMINISTRATOR

  The Manager also serves as the Fund's administrator and oversees all aspects of the Fund's administration. For administration services rendered, the Fund paid an administration fee at the annual rate of 0.20% of the value of the Fund's average daily net assets.

DISTRIBUTOR


  PFS is located at 3100 Breckinridge Boulevard, Duluth, Georgia 30199-0062. PFS distributes shares of the Fund as principal underwriter and as such con-ducts a continuous offering pursuant to a "best efforts" arrangement requiring PFS to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), PFS is paid an annual service fee with respect to Class A and Class B shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective Class. PFS is also paid an annual distribution fee with respect to Class B shares at the annual rate of 0.50%, of the average daily net assets attributable to that Class. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are paid to PFS which, in turn pays PFS Investments to pay its Investments Repre-sentatives for servicing shareholder accounts and, in the case of Class B shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Investment Representatives and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of PFS Investments associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

  The payments to PFS Investments Representatives for selling shares of a Class include a commission or fee paid by the investor or PFS at the time of sale and a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Investments Representatives may receive different levels of compensation for selling different Classes of shares.

  PFS Investments may be deemed to be an underwriter for purposes of the Secu-rities Act of 1933, as amended. From time to time, PFS or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments Rep-

SMITH BARNEY
Investment Grade Bond Fund

DISTRIBUTOR (CONTINUED)

resentatives. Such incentives do not have any effect on the net amount invest-ed. In addition to the reallowances from the applicable public offering price described above, PFS may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensa-tion to PFS Investments Representatives that sell shares of the Fund.

  Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by PFS and the payments may exceed distribution expenses actually incurred. The Company's Board of Direc-tors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in doing so will consider all relevant factors, including expenses borne by PFS, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION


  The Company was organized as a Maryland corporation pursuant to Articles of Incorporation dated September 29, 1981, as amended from time to time. The Fund offers to investors purchasing through PFS shares of common stock currently classified into two Classes, A and B, with a par value of $.001 per share. Each Class represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

  PNC Bank, National Association, is located at 17th and Chestnut Streets, Philadelphia, PA 10103 and serves as custodian of the Fund's investments.

  First Data Investor Services Group, Inc. is located at Exchange Place, Bos-ton, Massachusetts 02109, and serves as the Company's transfer agent.

  PFS Shareholder Services is located at 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062 and serves as the Fund's Sub-Transfer Agent.

SMITH BARNEY
Investment Grade Bond Fund

DISTRIBUTOR (CONTINUED)

  The Company does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Company's out-standing shares and the Company will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Company will be voted on a Company-wide basis on all matters except matters affecting only the interests of one Fund or one Class of shares.

  The Fund sends its shareholders a semi-annual report and an audited annual report, each of which includes a list of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Company plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Company also plans to consolidate the mailing of its Prospectuses so that a shareholder having multi-ple accounts (i.e., individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact the Sub-Transfer Agent.

--------------------------------------------------------------------------------






                                                Smith Barney
                                                Investment
                                                Grade Bond
                                                Fund

                                                3100 Breckinridge Blvd, Bldg 200
                                                Duluth, Georgia 30199-0062

                                                FDXXXX XX